15. INCOME TAX AND SOCIAL CONTRIBUTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax And Social Contribution Details Abstract
Income tax and social contribution income (expense), current	R$ (827,229)	R$ (358,981)	R$ (206,178)
Income tax and social contribution income (expense), deferred	576,895	(50,128)	(60,368)
Income tax and social contribution income (expense)	R$ (250,334)	R$ (409,109)	R$ (266,546)